Equity (Tables)	3 Months Ended
Mar. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Purchase Warrant Activity

Common Stock purchase warrant activity for the period ended March 31, 2018 and the years ended December 31, 2017 and December 31, 2016 respectively are as follows:

	Number of Warrants	Weighted Avg. Exercise Price
Outstanding at January 1, 2016	205,404	$4.87

Issued	542,656	5.29
Cancelled or expired	—	—
Exercised	—	—

Outstanding at December 31, 2016	748,060	$5.17

Issued	—	—
Cancelled or expired	—	—
Exercised	—	—

Outstanding at December 31, 2017	748,060	$5.17

Issued	—	—
Cancelled or expired	—	—
Exercised	—	—

Outstanding at March 31, 2018	748,060	$5.17

Schedule of Stock Option Activity

Stock option activity for the quarter ended March 31, 2018 and the years ended December 31, 2017 and December 31, 2016, respectively, is as follows:

	Number of Shares	Weighted Avg. Exercise Price
Outstanding at January 1, 2016	671,069	$0.01
Options granted	1,957,680	1.76
Options exercised	—	—
Options expired	—	—

Outstanding at December 31, 2016	2,628,749	$1.31
Options granted	—	—
Options exercised	—	—
Options expired	—	—

Outstanding at December 31, 2017	2,628,749	$1.31

Options granted	—	—
Options exercised	—	—
Options expired	—	—

Outstanding at March 31, 2018	2,628,749	$1.31